                         DELAWARE GROUP EQUITY FUNDS I

                             Delaware Balanced Fund
                              Delaware Devon Fund
                               (each a "Fund")

                            Supplement to the Funds'
                    Class A, Class B and Class C Prospectus
                            dated December 28, 2001

The Board of Trustees has approved the following changes in sales charges for all Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Prospectus to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that you may purchase at any one time will be lowered to $100,000. The Class A sales charge and Class C CDSC and maximum purchase amount are not affected.

Delaware Balanced Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on page 3 of the Prospectus under "Profile: Delaware Balanced Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                  Average annual returns for periods ending 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        10 years
                                                                                                 1 year    5 years    or lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                     -8.37%     7.03%        10.01%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                     -9.20%     4.02%         6.95%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                             -5.06%     4.69%         7.02%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                    -7.30%     7.16%         8.95%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                    -4.46%     7.46%         8.01%
------------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index
 (reflects no deduction for fee, expenses or taxes)                                              -9.10%    18.33%        17.44%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index
 (reflects no deduction for fees, expenses or taxes)                                             11.63%     6.46%         7.96%
------------------------------------------------------------------------------------------------------------------------------------

The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index and the Lehman Brothers Aggregate Bond Index. You should remember that unlike the Fund, the indices are unmanaged and do not include the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Neither index is a perfect comparison to Delaware Balanced Fund since the S&P 500 Index does not include fixed-income securities and the Lehman Brothers Aggregate Bond Index does not include stocks. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

                                                                     PS-063
                                                                (J8595) BUR 9/02

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -3.50%, 7.46% and 9.10% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be -3.51%, 7.46% and 8.01% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for Class B and Class C shares of the Fund were September 6, 1994 and November 29, 1995, respectively. The S&P 500 and Lehman Brothers returns are for 10 years. S&P 500 returns for Class B and Class C lifetime periods were 20.39% and 18.44%, respectively. Lehman Brothers Aggregate Bond Index returns for Class B and Class C lifetime periods were 8.09% and 6.64%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                        A         B        C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                           5.75%      none      none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever
                                            is lower                                                  none(1)  4.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                   none      none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                            none      none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                         A        B          C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                           0.65%     0.65%     0.65%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                     0.25%(2)  1.00%     1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                            0.40%     0.40%     0.40%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                                  1.30%     2.05%     2.05%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(6)                 A           B             B            C                C
compare the cost of investing in the                                                (if redeemed)                (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment        1 year               $700        $208          $608         $208             $308
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a                3 years              $963        $643          $918         $643             $643
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the           5 years            $1,247      $1,103        $1,328       $1,103           $1,103
time shown.(5) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years            $2,053      $2,187        $2,187       $2,379           $2,379
expenses, which may be greater or
less than those shown here.
------------------------------------------------------------------------------------------------------------------------------------

                                        2

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The Board of Trustees set the 12b-1 plan expenses for Delaware Balanced Fund's Class A at 0.25%. Expenses under the plan will not be more than 0.30%.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Devon Fund only:

The following information, which reflects the new sales charges described above, replaces the return and fee tables on page 5 of the Prospectus under "Profile: Delaware Devon Fund." The following average annual return table reflects the same time period and data as the table in the current Prospectus, except for the use of the new sales charges:

                                                                                  Average annual returns for periods ending 12/31/00
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                1 year      5 years     lifetime**
------------------------------------------------------------------------------------------------------------------------------------
 Class A return before taxes                                                                    -18.68%       7.99%       11.24%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions                                                    -18.68%       6.85%        9.71%
------------------------------------------------------------------------------------------------------------------------------------
 Class A return after taxes on distributions and sale of Fund shares                            -11.28%       6.04%        8.62%
------------------------------------------------------------------------------------------------------------------------------------
 Class B return before taxes*                                                                   -17.74%       8.19%       11.05%
------------------------------------------------------------------------------------------------------------------------------------
 Class C return before taxes*                                                                   -15.19%       8.51%        9.16%
------------------------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index
 (reflects no deduction for fees, expenses, or taxes)                                            -9.10%      18.33%       18.25%
------------------------------------------------------------------------------------------------------------------------------------


The Fund's returns above are compared to the performance of the S&P 500 Composite Stock Price Index. You should remember that unlike the Fund, the index is unmanaged and does not include the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be -14.32%, 8.52% and 11.18% for the one-year, five-year and lifetime periods, respectively. Returns for Class C would be
       -14.33%, 8.51% and 9.16% for the one-year, five-year and lifetime periods, respectively.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. Inception dates for the Class A, Class B and Class C shares of the Fund were December 29, 1993, September 6, 1994 and November 29, 1995, respectively. The S&P 500 return shown is for the Class A lifetime period. S&P 500 returns for Class B and Class C lifetime periods were 20.39% and 18.44%, respectively.

What are the Fund's fees and expenses?

------------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly       CLASS                                                       A           B          C
from your investments when you buy         -----------------------------------------------------------------------------------------
or sell shares of the Fund.                Maximum sales charge (load) imposed
                                            on purchases as a percentage of
                                            offering price                                          5.75%       none       none
                                           -----------------------------------------------------------------------------------------
                                           Maximum contingent deferred sales
                                            charge (load) as a percentage of
                                            original purchase price or
                                            redemption price, whichever
                                            is lower                                                 none(1)    4.00%(2)  1.00%(3)
                                           -----------------------------------------------------------------------------------------
                                           Maximum sales charge (load) imposed
                                            on reinvested dividends                                  none        none      none
                                           -----------------------------------------------------------------------------------------
                                           Redemption fees                                           none        none      none
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are         CLASS                                                       A           B           C
deducted from the Fund's assets.           -----------------------------------------------------------------------------------------
                                           Management fees                                          0.65%       0.65%      0.65%
                                           -----------------------------------------------------------------------------------------
                                           Distribution and service (12b-1) fees                    0.30%(2)    1.00%      1.00%
                                           -----------------------------------------------------------------------------------------
                                           Other expenses                                           0.77%       0.77%      0.77%
                                           -----------------------------------------------------------------------------------------
                                           Total operating expenses                                 1.72%       2.42%      2.42%
                                           -----------------------------------------------------------------------------------------
                                           Fee waivers and payments(4)                             (0.22%)     (0.22%)    (0.22%)
                                           -----------------------------------------------------------------------------------------
                                           Net expenses                                             1.50%       2.20%      2.20%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
This example is intended to help you       CLASS(6)                         A         B            B            C                C
compare the cost of investing in the                                                    (if redeemed)                (if redeemed)
Fund to the cost of investing in other     -----------------------------------------------------------------------------------------
mutual funds with similar investment        1 year                        $719     $223          $623         $223            $323
objectives. We show the cumulative         -----------------------------------------------------------------------------------------
amount of Fund expenses on a                3 years                     $1,066     $734        $1,009         $734            $734
hypothetical investment of $10,000         -----------------------------------------------------------------------------------------
with an annual 5% return over the           5 years                     $1,435   $1,271        $1,496       $1,271          $1,271
time shown.(5) This is an example only,    -----------------------------------------------------------------------------------------
and does not represent future              10 years                     $2,471   $2,566        $2,566       $2,740          $2,740
expenses, which may be greater or          -----------------------------------------------------------------------------------------
less than those shown here.

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
(4) The investment manager has contracted to waive fee and pay expenses through October 31, 2002 in order to prevent total operating expenses (excluding any 12b-1 plan expenses, taxes, interest, brokerage fees and extraordinary expenses) from exceeding 1.20% of average daily net assets.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through ten.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.


Delaware Balanced Fund and Delaware Devon Fund:

The following information replaces the second bullet and the last bullet, respectively, under "Choosing a share class - Class B" on page 15 of the prospectus:

CLASS B

   o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

   o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.


This Supplement is dated September 16, 2002.